Maintenance rights intangible and lease premium, net (Tables)	12 Months Ended
Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Schedule of movements in maintenance rights intangible
Movements in maintenance rights intangible during the years ended December 31, 2017 and 2016 were as follows:

	Year Ended December 31,
	2017	2016
Maintenance rights intangible at beginning of period	$2,117,034	$3,068,318
EOL and MR contract maintenance rights expense	(355,845)	(381,637)
MR contract maintenance rights write-off due to maintenance liability release	(77,494)	(173,971)
EOL contract maintenance rights write-off due to cash receipt	(106,433)	(96,503)
EOL and MR contract intangible write-off due to sale of aircraft	(112,663)	(284,411)
Transfer to other assets	—	(17,162)
Additions due to aircraft acquisitions	—	2,400
Maintenance rights intangible at end of period	$1,464,599	$2,117,034

Maintenance Rights Intangible And Lease Premium, Net [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights intangible and lease premiums
Maintenance rights intangible and lease premium consisted of the following as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Maintenance rights intangible	$1,464,599	$2,117,034
Lease premium, net	37,259	50,891
	$1,501,858	$2,167,925

Lease Premiums [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights intangible and lease premiums
The following tables present details of lease premium and related accumulated amortization as of December 31, 2017 and 2016:

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$77,977	$(40,718)	$37,259

	As of December 31, 2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$94,959	$(44,068)	$50,891

Schedule of estimated future amortization expense of intangible assets	As of December 31, 2017, the estimated future amortization expense for lease premium was as follows:

Estimated amortization expense
2018	$11,219
2019	10,466
2020	7,727
2021	5,394
2022	914
Thereafter	1,539
$37,259